Bank Loans and Notes Payables (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Detailed Information About Borrowings
As of September 30, 2019, Company’s bank loans and notes payable are as follows:

(In millions of mexican pesos)	2020		2021		2022		2023		2024		2025 And following years		Carrying Value as September 30, 2019		Fair Value as of September 30, 2019		Carrying value as of December 31 2018
Short-term debt Fixed rate debt:
Argentine pesos
Bank loans	Ps.	136	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	136	Ps.	122	Ps.	157
Interest rate		63.50%		—		—		—		—		—		63.50%		—		36.75%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		771
Interest rate		—		—		—		—		—		—		—		—		9.96%

Subtotal		136		—		—		—		—		—		136		122		928

Variable rate debt:
Colombian pesos
Bank loans		426		—		—		—		—		—		426		425		454
Interest rate		4.68%		—		—		—		—		—		4.68%		—		5.58%
Argentine pesos
Bank loans		34		—		—		—		—		—		34		33		—
Interest rate		75.27%		—		—		—		—		—		75.27%		—		—

Subtotal		460		—		—		—		—		—		460		458		454

Short-term debt		596		—		—		—		—		—		596		580		1,382

Long-term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond		9,813		—		—		17,537		—		11,791		39,141		43,644		39,204
Interest rate		4.63%		—		—		3.88%		—		5.25%		4.48%		—		4.48%
Brazilian reals
Notes Payable (2)		4,641		—		—		—		—		—		4,641		4,641		4,653
Interest rate		0.38%		—		—		—		—		—		0.38%		—		0.38%
Bank loans		135		95		58		37		24		1		350		349		522
Interest rate		6.03%		6.03%		6.03%		6.03%		6.03%		6.03%		6.03%		—		5.95%
Mexican pesos
Senior notes		—		2,499		—		7,496		—		8,488		18,483		18,131		18,481
Interest rate		—		8.27%		—		5.46%		—		7.87%		6.95%		—		6.95%
Uruguayan pesos
Bank loans		502		821		—		—		—		—		1,323		1,323		573
Interest rate		10.15%		9.42%		—		—		—		—		9.70%		—		10.15%
U.S. Dollar
Financial leasings		3		—		—		—		—		—		3		—		10
Interest rate		3.28%												3.28%				3.28%

Subtotal		15,094		3,415		58		25,070		24		20,280		63,941		68,088		63,443

Variable rate debt:
Mexican pesos
Senior notes		—		—		1,497		—		—		—		1,497		1,389		1,497
Interest rate		—		—		8.44%		—		—		—		8.44%		—		8.61%
Bank loans		—		—		—		—		338		9,062		9,400		9,400		10,100
Interest rate		—		—		—		—		8.85%		8.66%		8.67%		—		8.56%
U.S. Dollar
Bank loans		—		—		—		—		—		—		—		—		4,025
Interest rate		—		—		—		—		—		—		—		—		3.34%
Colombian pesos
Bank loans		794		—		—		—		—		—		794		794		848
Interest rate		5.55%		—		—		—		—		—		5.55%		—		5.67%
Brazilian reals
Bank loans		215		71		6		—		—		—		292		292		505
Interest rate		8.64%		8.64%		8.64%		—		—		—		8.64%		—		9.53%
Notes Payable		—		—		—		—		—		—		—		—		5
Interest rate		—		—		—		—		—		—		—		—		0.40%

Subtotal		1,009		71		1,503		—		338		9,062		11,983		11,875		16,980

Long - term debt:		16,103		3,486		1,561		25,070		362		29,342		75,924		79,963		80,423

Current portion of long term debt		16,103		—		—		—		—		—		16,103		—		10,222

Long-term debt		—		3,486		1,561		25,070		362		29,342		59,821		79,963		70,201

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)
Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

Summary of Interest Expense
For the nine-month period ended September 30, 2019 and 2018, the interest expense is comprised as follows:

	September 30, 2019		September 30, 2018
Interest on debts and borrowings	Ps.	3,337	Ps.	3,389
Finance charges for employee benefits		150		142
Derivative instruments		1,499		1,710
Finance charges for leases		99		—
Finance operating charges		150		220

	Ps.	5,235	Ps.	5,461